Related Parties (Details Narrative) - USD ($)	2 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2021	May 07, 2021
Related Party Transaction [Line Items]
Research and development expenses	$ 0	$ 342,727	$ 1,456,119
Accrued consulting fees		40,000	137,500
Purchase Agreement [Member] | Convertible Note [Member]
Related Party Transaction [Line Items]
Principal amount				$ 575,000
Consulting Agreements [Member]
Related Party Transaction [Line Items]
Research and development expenses		$ 40,000	120,000
Nicole Steinmetz [Member]
Related Party Transaction [Line Items]
Related party expenses			5,000
Steinmetzs Spouse [Member]
Related Party Transaction [Line Items]
Related party expenses			2,500
Steve Fiering [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 2,500
Bord Of Directors [Member]
Related Party Transaction [Line Items]
Invested amount				$ 225,000